Intangible assets (Details 2)	12 Months Ended
Dec. 31, 2024
Petrochemical Complex Northeast [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average % of annual growth)	5.76%
Average FX rate in US$	5.83%
Average inflation rates %	3.84%
Perpetuity growth (%)	2.98%
Pre-tax WACC discount rate	13.81%
Post-tax WACC discount rate	11.61%
Petrochemical Complex South [Member]
IfrsStatementLineItems [Line Items]
Sales volume (average % of annual growth)	5.49%
Average FX rate in US$	5.83%
Average inflation rates %	3.84%
Perpetuity growth (%)	2.98%
Pre-tax WACC discount rate	14.69%
Post-tax WACC discount rate	11.17%